CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES - CONTINUING OPERATIONS
Net loss	$ (12,385,299)	$ (25,139,641)	$ (35,120,235)	$ (12,913,365)	$ (2,867,464)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Effect of merger and recapitalization pursuant to execution of Security Exchange Agreement				(255,753)
Depreciation	12,084	15,141	27,484	25,686	22,783
Amortization of intangible assets	6,509	13,972	28,776	29,159
Provision for doubtful accounts	58,337	15,023	40,548	1,500
Loss on debt extinguishment		10,307,864	10,307,864	7,390,000
Beneficial conversion feature		6,716,504	6,716,504
Amortization of debt discount	1,102,680	1,109,276	1,604,240	28,719
Stock based compensation	1,179,912	529,129	1,868,345	190,513	177,601
Stock based expense for services	637,155	120,120	338,457	22,630
Loan guaranty costs	2,944	23,490	45,036	38,159
Non-cash financing costs	659,938			25,980
Changes in assets and liabilities
Accounts receivable	(409,475)	(396,232)	(620,469)	(16,409)	(6,008)
Inventory	109,151	(232,168)	(1,027,137)	29,996	(454,683)
Other current assets	(1,696,551)	(118,566)	42,281	(346,822)	152,916
Other assets	(899,000)
Accounts payable	403,750	385,620	1,334,855	188,876	95,034
Accrued interest	(150,068)	133,702	270,252	33,994
Deferred revenue	74,320	618,877	1,144,752
Accrued expenses and other current liabilities	608,860	248,450	261,121	560,541	36,033
Net cash flows used in operating activities	(10,684,753)	(5,649,439)	(12,737,326)	(4,966,596)	(2,843,788)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of security deposit	(125,000)
Purchase of property and equipment	(22,905)	(66,404)	(66,405)	(28,766)	(27,348)
Patent costs, net of abandoned costs	(112,192)	(49,184)	(206,101)	(8,870)
Net cash flows used in investing activities	(260,097)	(115,588)	(272,506)	(37,636)	(27,348)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock, net of costs	48,512,460		7,895,485	1,000,000
Proceeds from notes and loans payable		6,900,000	8,700,000	2,684,160
Proceeds from exercise of options	6,231	165,999	191,000	17,250
Proceeds from sale of warrants		400	400
Proceeds from notes payable - related parties				300,000
Proceeds from sale of membership units				707,000	3,170,645
Proceeds bank line of credit	500,000			300,000
Repayment of bank line of credit	(500,000)		(300,000)
Repayment of notes payable - related party		(50,000)	(200,000)	(100,696)
Repayment of notes payable	(4,691,847)	(50,780)	(1,850,000)	(200,000)
Net cash flows provided by financing activities	43,826,844	6,965,619	14,436,885	4,707,714	3,170,645
Increase (decrease) in cash	32,881,994	1,200,592	1,427,053	(296,518)	299,510
Cash, beginning of period	1,553,474	126,421	126,421	422,939	123,429
Cash, end of period	34,435,468	1,327,013	1,553,474	126,421	422,939
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	212,853	7,756	17,253	696
Cash paid for income taxes
Warrants exercised in exchange for debt and accrued interest		3,102,000	3,102,000
Warrants issued for financing	1,711,956	2,509,537	2,509,537	148,668
Warrants issued for services	462,196	1,532,228	1,563,620	190,280
Shares issued in exchange for debt and accrued interest		1,054,658	1,054,658	849,137
Notes payable issued for accrued interest		$ 15,123	$ 15,123